Investments - Debt Securites, Available-For-Sale (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 129,831	$ 39,355	$ 206,465
Gross Unrealized Gains	83	598	1,761
Fair Value	129,914	39,953	208,226
U.S government securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	129,831	39,355	206,465
Gross Unrealized Gains	83	598	1,761
Fair Value	$ 129,914	$ 39,953	$ 208,226